SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (REGISTRANT BALANCE SHEETS) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Total assets	$ 204,880	$ 279,063
Current liabilities:
Accounts payable-intercompany	16,400	29,769
Total current liabilities	97,789	129,414
Total liabilities	114,602	163,734
Stockholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 38,465 and 38,314 shares issued at December 31, 2015 and December 31, 2014, respectively; 36,735 and 38,148 shares outstanding at December 31, 2015 and December 31, 2014, respectively (Note 1)	122	122
Additional paid-in capital	1,259,767	1,258,182
Treasury stock, at cost: 1,730 and 166 shares at December 31, 2015 and December 31, 2014, respectively	(4,138)	(443)
Accumulated deficit	(1,226,943)	(1,206,286)
Accumulated other comprehensive income	61,470	63,754
Total stockholders' equity	90,278	115,329
Total liabilities and stockholders' equity	204,880	279,063
UTSTARCOM HOLDINGS CORP [Member]
ASSETS
Investment in affiliated companies	99,119	121,863
Total assets	99,119	121,863
Current liabilities:
Accounts payable-intercompany	8,841	6,534
Total current liabilities	8,841	6,534
Total liabilities	8,841	6,534
Stockholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 38,465 and 38,314 shares issued at December 31, 2015 and December 31, 2014, respectively; 36,735 and 38,148 shares outstanding at December 31, 2015 and December 31, 2014, respectively (Note 1)	122	122
Additional paid-in capital	1,259,767	1,258,182
Treasury stock, at cost: 1,730 and 166 shares at December 31, 2015 and December 31, 2014, respectively	(4,138)	(443)
Accumulated deficit	(1,226,943)	(1,206,286)
Accumulated other comprehensive income	61,470	63,754
Total stockholders' equity	90,278	115,329
Total liabilities and stockholders' equity	$ 99,119	$ 121,863